SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Schedule of employee options activity
	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding as of December 31, 2023	4,723	$259.73	4.39	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding as of September 30, 2024	4,723	$259.73	3.62	$-

Options exercisable as of September 30, 2024	4,723	$259.73	3.62	$-

	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	43,994	$41.27	4.39	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(10,823)	52.78	-	-

Options outstanding at the end of the year	33,171	$37.51	4.39	$-

Options exercisable at the end of the year	33,171	$37.51	4.39	$-

Schedule of employee RSUs activity
	Number of shares underlying outstanding RSUs	Weighted- average grant date fair value
Unvested RSUs as of December 31, 2023	538,885	$6.07
Granted	14,740	4.80
Vested	(218,493)	6.56
Forfeited	(3,413)	6.86
Unvested RSUs as of September 30, 2024	331,719	$5.68

	Number of shares underlying outstanding RSUs	Weighted- average grant date fair value
Unvested RSUs at the beginning of the year	2,755,057	1.16
Granted	2,258,370	0.66
Vested	(1,109,200)	1.14
Forfeited	(131,813)	1.13

Unvested RSUs at the end of the year	3,772,414	0.87

Schedule of options and RSUs outstanding
		Weighted average remaining contractual life (years) (1)	Options outstanding and exercisable as of September 30, 2024	Weighted average remaining contractual life (years) (1)
Range of exercise price	Options and RSUs outstanding as of September 30, 2024

RSUs only	331,719	-	-	-
$37.6	1,774	4.49	1,774	4.49
$178.5 - $236.3	1,845	3.59	1,845	3.59
$350 - $367.5	887	2.65	887	2.65
$1,277.5 - $3,634.8	217	0.63	217	0.63
	336,442	3.62	4,723	3.62

Range of exercise price	Options and RSUs Outstanding as of December 31, 2023	Weighted average remaining contractual life (years) (1)	Options Exercisable as of December 31, 2023	Weighted average remaining contractual life (years) (1)
RSUs only	3,772,414	-	-	-
$5.37	12,425	5.24	12,425	5.24
$20.42- $33.75	12,943	4.35	12,943	4.35
$50-$52.5	6,230	3.46	6,230	3.46
$182.5-$524.25	1,573	1.65	1,573	1.65
	3,805,585	4.39	33,171	4.39

Schedule of warrants outstanding and exercisable
Issuance date	Warrants outstanding	Exercise price per warrant	Warrants outstanding and exercisable	Contractual term
	(number)		(number)
December 31, 2015 (1)	681	$52.50	681	See footnote (1)
December 28, 2016 (2)	272	$52.50	272	See footnote (1)
April 5, 2019 (3)	58,350	$35.98	58,350	October 7, 2024
June 12, 2019 (4)	59,523	$42.00	59,523	December 12, 2024
February 10, 2020 (5)	4,054	$8.75	4,054	February 10, 2025
February 10, 2020 (6)	15,120	$10.94	15,120	February 10, 2025
July 6, 2020 (7)	64,099	$12.32	64,099	January 2, 2026
July 6, 2020 (8)	42,326	$15.95	42,326	January 2, 2026
December 8, 2020 (9)	83,821	$9.38	83,821	June 8, 2026
December 8, 2020 (10)	15,543	$12.55	15,543	June 8, 2026
February 26, 2021 (11)	780,095	$25.20	780,095	August 26, 2026
February 26, 2021 (12)	93,612	$32.05	93,612	August 26, 2026
September 29, 2021 (13)	1,143,821	$14.00	1,143,821	March 29, 2027
September 29, 2021 (14)	137,257	$17.81	137,257	September 27, 2026
	2,498,574		2,498,574

(1)
Represents warrants for ordinary shares issuable upon an exercise price of $52.50 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited (“Kreos”) in connection with a loan made by Kreos to the Company and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of the Company with or into, or the sale or license of all or substantially all the assets or shares of the Company to, any other entity or person, other than a wholly owned subsidiary of the Company, excluding any transaction in which the Company’s shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of September 30, 2024.

(2)	Represents common warrants that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.

(3)	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s registered direct offering of ordinary shares in April 2019.

(4)	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement in June 2019.

(5)
Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s best efforts offering of ordinary shares in February 2020. As of September 30, 2024, 534,300 warrants were exercised for a total consideration of $4,675,125.

During the nine months ended September 30, 2024, no warrants were exercised.

(6)
Represents warrants that were issued to the placement agent as compensation for its role in the Company’s February 2020 best efforts offering. As of September 30, 2024, 32,880 warrants were exercised for a total consideration of $359,625.

During the nine months ended September 30, 2024, no warrants were exercised.

(7)
Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in July 2020. As of September 30, 2024, 288,634 warrants were exercised for a total consideration of $3,556,976.

During the nine months that ended September 30, 2024, no warrants were exercised.

(8)	Represents warrants that were issued to the placement agent as compensation for his role in the Company’s July 2020 registered direct offering.

(9)
Represents warrants that were issued to certain institutional purchasers in a private placement in our private placement offering of ordinary shares in December 2020. As of September 30, 2024, 514,010 warrants were exercised for a total consideration of $4,821,416.

During the nine months that ended September 30, 2024, no warrants were exercised.

(10)
Represents warrants that were issued to the placement agent as compensation for its role in the Company’s December 2020 private placement. As of September 30, 2024, 32,283 warrants were exercised for a total consideration of $405,003.

During the nine months that ended September 30, 2024, no warrants were exercised.

(11)	Represents warrants that were issued to certain institutional purchasers in a private placement in our private placement offering of ordinary shares in February 2021.

(12)	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s February 2021 private placement.

(13)	Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in September 2021.

(14)	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s September 2021 registered direct offering.

Issuance date	Warrants outstanding	Exercise price per warrant	Warrants outstanding and exercisable	Contractual term
	(number)		(number)
December 31, 2015 (1)	4,771	$7.500	4,771	See footnote (1)
December 28, 2016 (2)	1,908	$7.500	1,908	See footnote (1)
February 25, 2019 (5)	45,600	$7.187	45,600	February 21, 2024
April 5, 2019 (6)	408,457	$5.140	408,457	October 7, 2024
April 5, 2019 (7)	49,015	$6.503	49,015	April 3, 2024
June 5, 2019, and June 6, 2019 (8)	1,464,665	$7.500	1,464,665	June 5, 2024
June 5, 2019 (9)	87,880	$9.375	87,880	June 5, 2024
June 12, 2019 (10)	416,667	$6.000	416,667	December 12, 2024
June 10, 2019 (11)	50,000	$7.500	50,000	June 10, 2024
February 10, 2020 (12)	28,400	$1.250	28,400	February 10, 2025
February 10, 2020 (13)	105,840	$1.563	105,840	February 10, 2025
July 6, 2020 (14)	448,698	$1.760	448,698	January 2, 2026
July 6, 2020 (15)	296,297	$2.278	296,297	January 2, 2026
December 8, 2020 (16)	586,760	$1.340	586,760	June 8, 2026
December 8, 2020 (17)	108,806	$1.792	108,806	June 8, 2026
February 26, 2021 (18)	5,460,751	$3.600	5,460,751	August 26, 2026
February 26, 2021 (19)	655,290	$4.578	655,290	August 26, 2026
September 29, 2021 (20)	8,006,759	$2.000	8,006,759	March 29, 2027
September 29, 2021 (21)	960,811	$2.544	960,811	September 27, 2026
	19,187,375		19,187,375

Schedule of non-cash share-based compensation expense
	Nine Months Ended September 30,
	2024	2023
Cost of revenues	$12	$5
Research and development, net	130	112
Sales and marketing	309	270
General and administrative	596	568
Total	$1,047	$955

	Year Ended December 31,
	2023	2022	2021
Cost of revenue	$9	$16	$10
Research and development, net	157	94	55
Sales and marketing	381	250	171
General and administrative	781	633	597

Total	$1,328	$993	$833